Schedule II - Valuation and Qualifying Accounts (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Allowance for Uncollectible Accounts Receivable [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Begining of Period	$ 14,536		$ 10,664		$ 7,942
Charges to Expenses	1,289		2,335		5,100
Other Accounts	1,627		1,741		1,922
Deductions	(9,992)	[1]	(204)	[1]	(4,300)	[1]
Balance at End of Period	7,460		14,536		10,664
Valuation Allowance for Deferred Tax Assets [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Begining of Period	92,466		87,260		79,312
Other Accounts	(20,489)		5,206		7,948
Balance at End of Period	$ 71,977		$ 92,466		$ 87,260

[1]	Allowance for Uncollectible Accounts Receivable includes amounts written off as uncollectible.